Non-current assets of disposal groups classified as held for sale (Details Narrative) - CLP ($) $ in Thousands	Jun. 24, 2024	Apr. 03, 2024
IfrsStatementLineItems [Line Items]
Disposal groups classified as held for sale		$ 49,681,035
Profit before income tax		28,668,933
Determined and a net income effect		$ 20,928,321
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	$ 2,183,871